Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 5,058,018	$ 2,954,098
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limite	13,035,773	6,282,466
Amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	565,605	398,936
Accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	3,387,125	1,997,774
Income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	1,752,812	300,679
Deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	13,067	578,006
Deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	187,041	353,035
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited	$ 384,883	$ 546,620
Ordinary shares, shares issued (in shares)	118,098,018	112,417,933
Ordinary shares, shares outstanding (in shares)	118,098,018	112,417,933
Margin Clients [Member]
Accounts receivable - margin clients, allowance for doubtful accounts	$ 0	$ 0
Others [Member]
Accounts receivable - margin clients, allowance for doubtful accounts	$ 40,592	$ 43,077